Deferred Income and Revenue	6 Months Ended
Jun. 30, 2022
Deferred Income and Revenue [Abstract]
Deferred Income and Revenue

Note 15	Deferred Income and Revenue
Out of the €120 million upfront payment received from Ipsen in application of the licensing agreement signed in December 2021, an amount of €40 million was recognized as Deferred income in 2021 (see: Note 19 "Operating Income"), of which €14,179 was recognized as Current deferred income, and €25,821 was recognized as Non-current deferred income.
During the first half of 2022, an amount of €8,166 has been recognized in revenue within the scope of this agreement. Accounting for this recognition in revenue, the residual deferred income related to the Licensing and Partnership Agreement signed with Ipsen amounts to €31,834 million at June 30, 2022, of which €13,551 as Current deferred income and €18,284 as Non-current deferred income.
Regarding the other historical partners of the Company, the licensing agreements with Labcorp (2019 and 2020 agreements) and the licensing and partnership agreement with Terns Pharmaceuticals (2019 agreement) did not trigger the recognition of milestones (related to some development and commercialization steps) during the first half of 2022.